Details of Significant Accounts - Intangible assets, schedule of amortization on intangible assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	$ 61	$ 75
Cost of sales and services
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	59	0
Research and development expenses
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets	$ 2	$ 75